Corporate Income Taxes- Additional Information (Detail) - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
	Apr. 07, 2022	Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Jan. 31, 2022	Oct. 31, 2021	Nov. 30, 2016
Disclosure Of Income Taxes [Line Items]
Taxable Income		$ 602	$ 817	$ 738	$ 2,283	$ 2,182
Dividend Recovery Tax Rate Period	5 years
Minimum future earnings taxable income	$ 100
2022 Federal Budget Measures [Member]
Disclosure Of Income Taxes [Line Items]
Applicable Income tax rate	15.00%
Taxable Income	$ 1,000
Increase in Tax Rate In Future Earnings	1.50%
2014 and 2015 taxation year [Member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency								$ 173
2016 and 2017 taxation year [Member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency							$ 297
2011 to 2016 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency									$ 1,206
Tax Assessments [Member] | 2016 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency		4			4
Tax Assessments [Member] | 2017 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency		$ 303			$ 303